NOTE 4 – CAPITAL STOCK (Details Narrative) - USD ($)	1 Months Ended			6 Months Ended		12 Months Ended
	May 28, 2021	May 24, 2021	Jan. 29, 2021	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized				2,000,000,000				2,000,000,000
Common stock, par value				$ 0.001				$ 0.001
Preferred stock, shares authorized				10,000,000				10,000,000
Preferred stock, par value				$ 0.001				$ 0.001
Common stock, shares issued				754,280,000		129,980,000		754,280,000
Common stock, shares outstanding				754,280,000				754,280,000
Preferred stock, shares issued				0				0
Preferred stock, shares outstanding				0				0
Stock Issued During Period, Shares, Acquisitions	600,000,000	600,000,000
Stock Issued During Period, Value, Acquisitions				$ 600,000
Consulting Services
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Acquisitions			600,000,000
Transitional Period [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized				2,000,000,000		2,000,000,000
Common stock, par value				$ 0.001		$ 0.001
Preferred stock, shares authorized				10,000,000		10,000,000	10,000,000
Preferred stock, par value				$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued				754,280,000		129,980,000
Common stock, shares outstanding				754,280,000		129,980,000
Preferred stock, shares issued				0		0	0
Preferred stock, shares outstanding				0		0	0
Stock Issued During Period, Shares, Issued for Services				24,300,000		13,000,000
Stock Issued During Period, Value, Issued for Services				$ 243,000	$ 0	$ 130,000	$ 0
Stock Issued During Period, Shares, Acquisitions		600,000,000
Transitional Period [Member] | Officer Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services							1,000,000
Stock Issued During Period, Value, Issued for Services							$ 90,000
Transitional Period [Member] | Consulting Services
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Acquisitions			600,000,000
Stock Issued During Period, Value, Acquisitions			$ 600,000